Goodwill And Other Intangibles (Changes In The Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Roll Forward]
Balance as of January 1, as reported	$ 6,562		$ 6,420
Goodwill acquired	226		124
Other adjustments	4	[1]	18	[1]
Balance at December 31,	$ 6,792		$ 6,562

[1]	Reflects increases due to the impact of foreign exchange in both years. 2012 also reflects a reduction due to purchase accounting adjustments.